Pensions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Participant	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pensions [Abstract]
Number of participants in benefit plan | Participant	13
Defined Benefit Pension Plan [Abstract]
Minimum age to be entitled to 70% of base salary at retirement date	67 years
Percentage of base salary entitled at retirement date	70.00%
Net liability for defined benefit pension	$ 530	$ 900	$ 695
Expected contribution towards pension plan in 2025	352
Contribution to defined benefit pension plan	$ 447	$ 661	$ 333